Shareholder Report, Line Graph (Details) IT25_MML iShares 60-40 Allocation Fund_Class II_TSR Annual {Class II} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2025
Class II
Account Value [Line Items]
Accumulated Value	$ 11,229	$ 10,125	$ 8,786	$ 9,840	$ 12,876
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Accumulated Value	12,355	10,516	8,606	9,765	$ 15,115
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Lipper Balanced Fund Index
Accumulated Value	$ 11,199	$ 10,105	$ 8,870	$ 9,817	$ 12,700